Income tax and contribution	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAX AND CONTRIBUTION	INCOME TAX AND CONTRIBUTION
15.1Accounting policies
15.1.1Current taxes
In Brazil, current taxes comprise corporate income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on taxable profit, after offsetting tax losses and negative basis social contribution, limited to 30% of real profit. A rate of 15% plus an additional 10% for IRPJ and 9% for CSLL applies to this base.
The result from foreign subsidiaries is subject to taxation in accordance with the rates and legislation in force. In Brazil such income is taxed in accordance with Law No. 12,973/14, in which it provides that the parent company, directly or indirectly, of a company abroad adds the results of its subsidiaries when calculating the real profit for the period.
15.1.2Deferred taxes
Deferred taxes represent credits and debits on tax loss carryforwards, as well as temporary differences between the tax and accounting bases. Deferred tax and contribution assets and liabilities are classified as non-current. When the Company's internal studies indicate that the future use of these credits is not likely, such values are promptly transferred to the result.
Deferred tax assets and liabilities are presented net if there is a legally enforceable right to set off tax liabilities against tax assets, and if they are related to taxes levied by the same tax authority on the same taxable entity, therefore, for presentation purposes, balances of tax assets and liabilities which do not meet the legal criteria for realization are disclosed separately. Deferred tax assets and liabilities shall be measured at the rates that are expected to be applicable in the period in which the asset is realized or the liability is settled, based on the tax rates and legislation in force at the reporting date. The projections for future taxable profits on tax loss carryforwards are prepared based on the business plans and are reviewed and approved annually by the Board of Directors.
15.1.3Uncertainty over income tax treatments
On January 1, 2019, the accounting standard IFRIC 23 – Uncertainty over Income Tax Treatments, became effective, addressing the application of recognition and measurement requirements when there is uncertainty over income tax treatments.
The Company analyzes the relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted. For known uncertain tax positions, when necessary, the Company establishes a provision based on the legal opinions issued by its legal advisors. The Company evaluates continuously the positions taken in which there are uncertainties about the tax treatment adopted.
15.2Breakdown of deferred taxes

Description	December 31, 2023	Profit or loss	December 31, 2024

Deferred liabilities
Breakage	(195,923)	(98,496)	(294,419)
Foreign currency exchange	(191,219)	(346,691)	(537,910)
Leases	(3,034,585)	(831,567)	(3,866,152)
Others	(1,057)	(956)	(2,013)
Total	(3,422,784)	(1,277,710)	(4,700,494)

Deferred assets (a)
Allowance for losses	48,889	(46,697)	2,192
Financial instruments	21,112	1,116	22,228
Foreign currency exchange	149,986	437,878	587,864
Provisions	1,403,989	363,027	1,767,016
Leases	4,199,370	1,653,998	5,853,368
	5,823,346	2,409,322	8,232,668
Deferred tax asset reducer	(2,440,088)	(1,092,086)	(3,532,174)
Total	3,383,258	1,317,236	4,700,494

Total income tax and deferred social contribution	(39,526)	39,526	—

(a)Such balances were totaled in the disclosure on December 31, 2023.
15.3Reconciliation of the effective income tax rate

	December 31,
Description	2024	2023	2022

Loss before income tax and social contribution	(9,190,174)	(2,340,930)	(722,367)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	3,124,659	795,916	245,605

Adjustments to determine the effective rate
Unrecorded benefit on tax losses and temporary differences (a)	(2,857,978)	(890,067)	(600,240)
Mark to market of convertible debt instruments	148,592	(8,584)	176,737
Permanent differences	(395,579)	43,764	154,669
Others (b)	19,109	19,445	23,229
	38,803	(39,526)	—

Current income tax and social contribution	(723)	—	—
Deferred income tax and social contribution	39,526	(39,526)	—
	38,803	(39,526)	—

Effective rate	0.4%	(1.7)%	—%

(a)Such balances refer to the line "Result from investments not taxed abroad" and "Unrecorded benefit on tax losses and temporary differences" disclosed on December 31, 2023.
(b)Such balances refer to the line "Rate differential" and "Others" disclosed on December 31, 2023.
The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits on which deferred income tax and social contribution assets have not been created, as it is not likely that future taxable profits will be available for the Company to use them, as below:

	December 31,
Description	2024	2023	2022

Tax loss and negative bases	21,160,095	18,325,916	12,863,038
Tax loss (25%)	5,290,024	4,581,479	3,215,760
Negative social contribution base (9%)	1,904,409	1,649,332	1,157,673